Taxation - Additional Information (Detail)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Oct. 31, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)
Income Taxes [Line Items]
Statutory tax rate	34.00%	25.00%	25.00%	25.00%	25.00%		25.00%
Preferential enterprise income tax rate for three years				15.00%	15.00%
Increase (decrease) in valuation allowance		¥ (59,579,318)	$ (8,665,452)	¥ (208,356,387)
Net operating loss carry forwards		392,100,000
Net operating loss carry forwards expiring In 2019		41,000,000
Net operating loss carry forwards expiring In 2020		113,600,000
Net operating loss carry forwards expiring In 2021		99,500,000
Net operating loss carry forwards expiring In 2022		71,100,000
Net operating loss carry forwards expiring In 2023		¥ 66,900,000
Withholding income tax rate for dividends from profits of foreign invested enterprises		10.00%	10.00%
Income tax, statute of limitation, underpayment of tax liability to be considered as special circumstance		¥ 100,000
Income tax, statute of limitation under special circumstance		10 years	10 years
Scenario, Plan [Member]
Income Taxes [Line Items]
Statutory tax rate	21.00%
Minimum
Income Taxes [Line Items]
Withholding income tax rate for dividends from profits of foreign invested enterprises		5.00%	5.00%
Percentage of beneficial interest owned		25.00%	25.00%
Income tax, statute of limitation		3 years	3 years
Maximum
Income Taxes [Line Items]
Withholding income tax rate for dividends from profits of foreign invested enterprises		10.00%	10.00%
Percentage of beneficial interest owned		25.00%	25.00%
Income tax, statute of limitation		5 years	5 years
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT")
Income Taxes [Line Items]
Preferential enterprise income tax rate for three years						15.00%
Tax savings from reduced tax rate | $			$ 0		$ 0		$ 0
United states
Income Taxes [Line Items]
Statutory tax rate				21.00%	21.00%
State income tax rate				0.28%	0.28%
Federal tax
Income Taxes [Line Items]
Net operating loss carry forwards | $								$ 125,500,000
Net operating loss carry forwards, expiration year		2026	2026
Tax credit available to offset future taxes payable | $								100,000
State income tax
Income Taxes [Line Items]
Net operating loss carry forwards | $								64,700,000
Net operating loss carry forwards, expiration year		2028	2028
Tax credit available to offset future taxes payable | $								$ 100,000
Foreign tax authority
Income Taxes [Line Items]
Foreign tax credit available to offset future taxes payable | $			$ 2,500,000
Tax credit available to offset future taxes payable, expiration date		2018	2018